Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial guarantee
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	₩ 4,481,506	₩ 4,698,558
Financial guarantee | Grade 1
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	3,193,426	3,053,961
Financial guarantee | Grade 1 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,884,641	2,805,417
Financial guarantee | Grade 1 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	308,785	248,544
Financial guarantee | Grade 2
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,287,922	1,643,787
Financial guarantee | Grade 2 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,110,945	1,495,091
Financial guarantee | Grade 2 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	176,977	148,696
Financial guarantee | Financial instruments credit-impaired
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	158	810
Loan commitment and other credit line
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	187,067,821	177,660,547
Loan commitment and other credit line | Grade 1
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	163,525,464	153,861,889
Loan commitment and other credit line | Grade 1 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	156,787,448	146,010,944
Loan commitment and other credit line | Grade 1 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	6,738,016	7,850,945
Loan commitment and other credit line | Grade 2
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	23,537,239	23,775,120
Loan commitment and other credit line | Grade 2 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	20,715,236	21,044,977
Loan commitment and other credit line | Grade 2 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,822,003	2,730,143
Loan commitment and other credit line | Financial instruments credit-impaired
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	₩ 5,118	₩ 23,538